CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 15,560	$ 11,429	$ 1,011
Other comprehensive income (loss):
Change in foreign currency translation adjustment	118	861	(4,149)
Available-for-sale investments:
Change in net unrealized gain (losses)			(423)
Amounts reclassified from AOCI			330
Net change			(93)
Cash flow hedges:
Change in net unrealized gains (losses)	2,331	168	(153)
Amounts reclassified from AOCI	(1,772)	(261)	(110)
Net change	559	(93)	(263)
Other comprehensive income (loss), net	677	768	(4,505)
Total of comprehensive income (loss)	$ 16,237	$ 12,197	$ (3,494)